OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2016	2017

Employees and payroll accruals	$3,167	$3,082
Accrued expenses	5,691	6,100
Deferred revenues	1,273	2,163
Government authorities	103	1,427
Income tax payable and tax provision	1,150	951
Others	262	61

	$11,646	$13,784